Document and Entity Information	Aug. 12, 2021
Document Information Line Items
Document Type	8-K
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	Vector Acquisition Corp
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39560
Entity Tax Identification Number	98-1550340
Entity Address, Address Line One	One Market Street
Entity Address, Address Line Two	Steuart Tower, 23rd Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	293-5000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819994
Class A ordinary shares [Member]
Document Information Line Items
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	VACQ
Security Exchange Name	NASDAQ
Warrant Liabilities [Member]
Document Information Line Items
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	VACQW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information Line Items
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	VACQU
Security Exchange Name	NASDAQ